Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Stockholders' Equity
(11) Stockholders’ Equity
In December 2009, the Company’s Board of Directors authorized a $350 million share repurchase program of the Company’s common stock that will expire on December 31, 2011, replacing the previous repurchase program that expired on December 31, 2009. Under this program, the Company may purchase shares through open market transactions at prices deemed appropriate by management. There was no common stock repurchased and retired during the years ended December 31, 2010 and 2009. For the year ended December 31, 2008, the Company purchased and retired 3,717,000 shares of its common stock for an aggregate amount of approximately $103.8 million.